Property, leasehold improvements and equipment	12 Months Ended
Dec. 31, 2021
Property, leasehold improvements and equipment
Property, leasehold improvements and equipment

9.           Property, leasehold improvements and equipment

Property, leasehold improvements and equipment are as follows:

	December 31,
	2021		2020		2019
Net carrying value:
Land (see note 10)	Ps.	1,709,508	Ps.	1,709,508	Ps.	1,709,508
Leasehold improvements		857,274		854,829		786,085
Machinery and equipment		53,600		72,867		83,611
Furniture and office equipment		22,786		27,940		35,105
Transportation equipment		51		287		1,555
Computer equipment		5,857		2,838		2,212
Construction in progress for leasehold improvements		75,220		32,200		29,025
	Ps.	2,724,296	Ps.	2,700,469	Ps.	2,647,101

													Construction
					Machinery		Furniture						in progress of
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2019	Ps.	1,709,508		999,798		202,959		158,112		61,730		67,731		5,409		3,205,247
Acquisitions		—		49,345		3,386		2,168		—		869		80,290		136,058
Disposals		—		—		—		(525)		—		—		—		(525)
Transfers		—		9,403		—		—		(34,283)		(430)		(55,656)		(80,966)
Other		—		—		—		(20)		(5,792)		(595)		(1,018)		(7,425)

Balance as of December 31, 2019		1,709,508		1,058,546		206,345		159,735		21,655		67,575		29,025		3,252,389
Acquisitions		—		—		8,380		440		—		3,973		134,821		147,614
Transfers		—		130,420		—		—		—		—		(130,420)		—
Other		—		—		—		(206)		—		(3,097)		(1,226)		(4,529)

Balance as of December 31, 2020		1,709,508		1,188,966		214,725		159,969		21,655		68,451		32,200		3,395,474
Acquisitions		—		463		208		1,908		—		5,023		114,129		121,731
Disposals		—		—		—		—		(2,393)		—		—		(2,393)
Transfers		—		70,373		53		590		—		—		(71,109)		(93)
Other		—		—		(7,237)		—		(1,003)		(330)		—		(8,570)
Balance as of December 31, 2021	Ps.	1,709,508	Ps.	1,259,802	Ps.	207,749	Ps.	162,467	Ps.	18,259	Ps.	73,144	Ps.	75,220	Ps.	3,506,149

											Construction in
					Furniture and						progress of
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2019	Ps.	(216,577)		(103,765)		(115,438)		(36,404)		(62,801)		—		(534,985)
Depreciation		(55,884)		(18,969)		(9,729)		(4,806)		(3,051)		—		(92,439)
Disposals		—		—		525		—		—		—		525
Other		—		—		12		21,110		489		—		21,611

Balance as of December 31, 2019		(272,461)		(122,734)		(124,630)		(20,100)		(65,363)		—		(605,288)
Depreciation		(61,676)		(19,124)		(7,720)		(1,268)		(2,532)		—		(92,320)
Disposals		—		—		—		—		—		—		—
Other		—		—		321		—		2,282		—		2,603

Balance as of December 31, 2020		(334,137)		(141,858)		(132,029)		(21,368)		(65,613)		—		(695,005)
Depreciation		(68,391)		(19,347)		(7,652)		(64)		(2,027)		—		(97,481)
Disposals		—		7,056		—		2,446		—		—		9,502
Other		—		—		—		778		353		—		1,131

Balance as of December 31, 2021	Ps.	(402,528)	Ps.	(154,149)	Ps.	(139,681)	Ps.	(18,208)	Ps.	(67,287)	Ps.	—	Ps.	(781,853)